Condensed Consolidated Interim Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 17,973,748	$ 16,075,466	$ 46,499,285		$ 19,807,466
Operating expenses:
General and administrative	1,350,742	462,121	3,922,348		953,437
Salaries, benefits, contractor costs	12,820,835	8,894,422	19,256,255		14,319,704
Marketing and commissions	18,471,073	19,136,253	52,918,949		24,810,603
Travel	546,081	714,804	1,930,598		1,361,696
Professional fees	1,158,597	1,284,994	2,112,047		809,974
Product and technology development	2,277,688	1,345,309	3,126,087		1,950,119
Depreciation and amortization	1,345,798	788,106	1,881,323		1,247,813
Total operating expenses	37,970,814	32,626,009	85,147,608		45,453,346
Net loss from operations	(19,997,067)	(16,550,543)	(38,648,323)		(25,645,880)
Other expense:
Interest (income)/expense	(1,176,502)	(1,309,997)	3,120,054		1,452,458
Gain on Debt Extinguishment	3,838,715
Loss on Debt Extinguishment			4,377,051
Loss from change in fair-value of convertible shareholder loans	(232,041)	(5,356,574)	5,951,087		4,646,994
Stock based Compensation	(7,824,176)	(39,674)
Foreign currency loss	(1,642,827)	(853,714)	470,219		1,042,747
Net loss before income taxes	(27,033,898)	(24,110,502)	(52,566,734)		(32,788,079)
Income tax benefit	488,940	222,099	1,851,038	[1]	402,184	[1]
Net loss	$ (26,544,958)	$ (23,888,403)	$ (50,715,696)		$ (32,385,895)
Loss per Share
Loss per Share, basic	$ (0.74)	$ (1.01)	$ (2.09)		$ (1.69)
Loss per Share, diluted	$ (0.74)	$ (1.01)	$ (2.09)		$ (1.69)
Weighted-average common shares outstanding, basic	35,745,864	23,566,694	24,297,063		19,172,619
Weighted-average common shares outstanding, diluted	35,745,864	23,566,694	24,297,063		19,172,619

[1]	Due to research and development costs in the UK